INTANGIBLE ASSETS (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 26,900,000		$ 26,800,000
Intangible Assets, Gross (Excluding Goodwill), Total	27,600,000		27,100,000
Amortization of Intangible Assets	1,793,000	693,000	1,977,000	1,401,000
Amortization Of Intangible Assets Accumulated Amortization	700,000		300,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	12,378,000		12,275,000	12,272,000	12,051,000
Amortization of Intangible Assets	333,000	300,000	664,000	619,000
Patents And Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	18 years 6 months		18 years 6 months
Patents And Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years		20 years
Filed Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	12,300,000		12,200,000
Provisional Patents And Pending Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	100,000		100,000
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,500,000	400,000
Intangible Assets, Gross (Excluding Goodwill), Total	15,250,000		14,788,000	12,226,000	7,975,000
Amortization of Intangible Assets	1,460,000		1,313,000	782,000
Software Development [Member] | xAP xMod and xMSC [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross (Excluding Goodwill), Total	$ 600,000